September 23, 2011

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Ranger Funds Investment Trust

File Nos. 333-175328; 811-22576

Ladies and Gentlemen:

On behalf of Ranger Funds Investment Trust  (the "Registrant") we hereby submit, via electronic filing, Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement.

On July 1, 2011, the Registrant, on behalf of the Ranger Small Cap Fund, Ranger Mid Cap Fund, Ranger International Fund, and Ranger Quest for Income and Growth Fund (the “Funds”), each a series of the Trust, filed its registration statement on Form N-1A.

By letter you provided written comments regarding the filing and subsequent comments on September 22, 2011 by telephone.  The Registrant provided written responses to those comments in letters dated September 14, 2011 and September 23, 2011, respectively.  All changes related to the response letters are marked.

The Registrant hereby requests immediate acceleration of the effective date of this Amendment to the Registrant's Registration Statement or, in the alternative, acceleration to the earliest possible time.

The Registrant has authorized us to convey to you that the Registrant acknowledges the following:

1.

The Registrant is responsible for the adequacy and accuracy of the disclosure in the filings reviewed by the staff;

2.

Staff comments or changes to disclosure in response to staff comments in a filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing;

3.

The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective does not relieve the Registrant from its full responsibility for the accuracy and adequacy of the disclosure in the filing; and

4.

The Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or additional comments, please call Michael Barolsky at (513) 352-6672 or JoAnn Strasser at (614) 469-3265.

Sincerely,

/s/ Thompson Hine LLP

Thompson Hine LLP